SHARE CAPITAL (Details 1)	1 Months Ended	12 Months Ended
	Nov. 21, 2017 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of SHARE CAPITAL [Line Items]
Grant date		December 4, 2018
Share price at date of grant		1.18
Exercise price at date of grant (investors and placement agent, respectively)	$ 7.50	$ 7.65
Volatility		168.00%
Warrant life		5 years
Dividend yield		0.00%
Risk-free interest rate		2.63%
Fair value at grant date		$ 1.45
Bottom of range [member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price at date of grant (investors and placement agent, respectively)		1.27
Top of range [member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price at date of grant (investors and placement agent, respectively)		$ 1.5875